WELLS FARGO FUNDS TRUST
                        SUPPLEMENT DATED FEBRUARY 8, 2000
               TO ALL CURRENT STATEMENTS OF ADDITIONAL INFORMATION

The section of each Statement of Additional Information entitled "Additional Purchase and Redemption Information" is supplemented as follows:

         Reduced Sales Charges for Employees of the Transfer Agent.
         ---------------------------------------------------------
for the Employees of Boston Financial Data Services, Inc., transfer agent Trust, may purchase Class A shares at net asset value.